Note 2 - Investments (Details) - Amortized Cost of State-guaranteed Receivables, by State (USD $)	Dec. 31, 2013	Dec. 31, 2012
Note 2 - Investments (Details) - Amortized Cost of State-guaranteed Receivables, by State [Line Items]
Amortized Cost of State-guaranteed Receivables	$ 8,085,107	$ 8,111,669
NEW YORK
Note 2 - Investments (Details) - Amortized Cost of State-guaranteed Receivables, by State [Line Items]
Amortized Cost of State-guaranteed Receivables	3,880,368	3,973,862
MASSACHUSETTS
Note 2 - Investments (Details) - Amortized Cost of State-guaranteed Receivables, by State [Line Items]
Amortized Cost of State-guaranteed Receivables	1,927,350	2,709,704
GEORGIA
Note 2 - Investments (Details) - Amortized Cost of State-guaranteed Receivables, by State [Line Items]
Amortized Cost of State-guaranteed Receivables	1,500,719	659,540
PENNSYLVANIA
Note 2 - Investments (Details) - Amortized Cost of State-guaranteed Receivables, by State [Line Items]
Amortized Cost of State-guaranteed Receivables	284,756	270,657
CALIFORNIA
Note 2 - Investments (Details) - Amortized Cost of State-guaranteed Receivables, by State [Line Items]
Amortized Cost of State-guaranteed Receivables	195,593	202,563
TEXAS
Note 2 - Investments (Details) - Amortized Cost of State-guaranteed Receivables, by State [Line Items]
Amortized Cost of State-guaranteed Receivables	212,447	198,260
OHIO
Note 2 - Investments (Details) - Amortized Cost of State-guaranteed Receivables, by State [Line Items]
Amortized Cost of State-guaranteed Receivables	$ 83,874	$ 97,083